As filed with the Securities and Exchange Commission on May 12, 2020

1933 Act Registration No. 333-216648

1940 Act Registration No. 811-23237

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 10
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 10
(Check appropriate box or boxes.)

TRANSAMERICA ETF TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: 1-888-233-4339

Erin D. Nelson, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

ximmediately upon filing pursuant to paragraph (b)

 ☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (b)

If appropriate, check the following box:

☐this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 10 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 12h day of May, 2020.

Transamerica ETF Trust

By: /s/ Marijn P. Smit

Marijn P. Smit

President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 10 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Marijn P. Smit	Trustee, President and Chief	May 12, 2020
Marijn P. Smit	Executive Officer
/s/ James S. Parsons	Trustee	May 12, 2020
James S. Parsons *
/s/ Francis J. Enderle	Trustee	May 12, 2020
Francis J. Enderle *
	Vice President and Treasurer (chief	May 12, 2020
/s/ Vincent J. Toner	financial officer and controller)
Vincent J. Toner
*By: /s/ Erin D. Nelson	Chief Legal Officer and Secretary	May 12, 2020
Erin D. Nelson **

** Attorney-in-fact pursuant to power of attorney previously filed.

WASHINGTON, DC 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Post-Effective Amendment No. 10

Registration Statement on

Form N-1A

Transamerica ETF Trust

Registration No. 333-216648

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

EX-101.INS    XBRL Instance Document

EX-101.CAL   XBRL Taxonomy Calculation Linkbase Document

EX-101.DEF   XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB   XBRL Taxonomy Extension Labels Linkbase Document

EX-101.SCH   XBRL Taxonomy Extension Schema Document

EX-101.PRE    XBRL Taxonomy Presentation Linkbase Document